Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 412,629	$ 443,837
Less accumulated depreciation and amortization	(159,824)	(169,822)
Premises and equipment, net	252,805	274,015
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	98,852	117,431
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	175,390	165,088
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	15,123	22,765
Furniture, software and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 123,264	$ 138,553
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Minimum | Furniture, software and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Maximum | Furniture, software and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years